Income Taxes	12 Months Ended
Dec. 28, 2013
Income Taxes [Text Block]

14.                     Income Taxes

As at December 28, 2013, the Company has estimated Canadian tax loss carry forwards for tax purposes of approximately $21,672,697 (2012 - $17,964,466) which expire between 2014 and 2033. Tax losses may be applied against future taxable income. Management has determined that the realization of the potential deferred tax assets resulting from these losses and other temporary differences is uncertain at this time, and cannot be viewed as more likely than not. Accordingly, the Company has recorded a full valuation allowance for the potential deferred tax asset.

The reported income taxes differ from the amounts obtained by applying statutory rates to the loss before income taxes as follows:

	2013	2012
Loss before income taxes	$15,169,933	$9,315,360
Combined Canadian and US corporate tax rate	30.48%	28.85%
Expected income tax recovery	(4,623,968)	(2,654,878)

Increase (decrease) resulting from:
Permanent differences and others	255,649	468,899
Change in valuation allowance	5,155,729	2,324,647
Impact of foreign exchange changes	(564,191)	(101,609)
Impact of tax rate changes	(223,219)	(37,059)
Future income tax expense	$-	$-

The tax effects of temporary differences that give rise to the Company’s future tax asset (liability) are as follows:

	2013	2012
Property and equipment and intangible assets	$(168,845)	$89,513
Research and development costs	999,811	806,068
Share issue costs	165,590	196,805
Other finance costs	1,883	124,546
Loss carry forwards	10,999,463	5,824,372
	11,997,902	7,041,304
Valuation allowance	(12,197,033)	(7,041,304)
	$(199,131)	$-

The Company’s non-capital losses expire as follows:

Year of Expiry	Canada	USA
2014	$992,010	$-
2015	1,119,758	-
2026	1,219,361	-
2027	1,346,174	-
2028	2,160,578	-
2029	2,744,383	-
2030	1,873,136	75,478
2031	2,960,048	594,348
2032	2,443,098	3,476,071
2033	4,814,151	9,361,551
	$21,672,697	$13,507,448